FINANCIAL RISK MANAGEMENT - Fair value estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair value | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial assets	$ 8,377	$ 6,210
Financial liabilities	5,746	5,556
Fair value | RSU liability | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	2,766	3,811
Fair value | DSU liability | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	2,980	1,745
Fair value | Trade receivables | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial assets	8,377	6,210
Carrying value | Non-Trade Receivables and Other [Member]
Fair Value Measurement Of Assets And Liabilities
Financial assets	4,506
Carrying value | FVTPL, liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	5,746	5,556
Carrying value | FVTPL, liabilities | RSU liability
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	2,766	3,811
Carrying value | FVTPL, liabilities | DSU liability
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	2,980	1,745
Carrying value | Amortized cost, liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	326,643
Carrying value | Amortized cost, liabilities | Accounts payable and accrued liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	55,212
Carrying value | Amortized cost, liabilities | Lease obligations
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	8,806
Carrying value | Amortized cost, liabilities | Loan facility
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	169,323
Carrying value | Amortized cost, liabilities | Debt portion of convertible note
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	93,302
Carrying value | FVTPL, assets
Fair Value Measurement Of Assets And Liabilities
Financial assets	8,377	6,210
Carrying value | FVTPL, assets | Trade receivables
Fair Value Measurement Of Assets And Liabilities
Financial assets	8,377	6,210
Carrying value | Amortized cost, assets
Fair Value Measurement Of Assets And Liabilities
Financial assets	179,314
Carrying value | Amortized cost, assets | Cash and cash equivalents
Fair Value Measurement Of Assets And Liabilities
Financial assets	174,753
Carrying value | Amortized cost, assets | Restricted cash
Fair Value Measurement Of Assets And Liabilities
Financial assets	$ 55
Carrying value | Loans and receivables
Fair Value Measurement Of Assets And Liabilities
Financial assets		34,449
Financial liabilities		525,335
Carrying value | Loans and receivables | Accounts payable and accrued liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		47,297
Carrying value | Loans and receivables | Lease obligations
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		14,118
Carrying value | Loans and receivables | Loan facility
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		376,202
Carrying value | Loans and receivables | Debt portion of convertible note
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		87,718
Carrying value | Loans and receivables | Cash and cash equivalents
Fair Value Measurement Of Assets And Liabilities
Financial assets		23,174
Carrying value | Loans and receivables | Restricted cash
Fair Value Measurement Of Assets And Liabilities
Financial assets		54
Carrying value | Loans and receivables | Non-Trade Receivables and Other [Member]
Fair Value Measurement Of Assets And Liabilities
Financial assets		$ 11,221